Commitments - Minimum Future Payments Under Leases (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 30, 2013
Commitments And Contingencies Disclosure [Abstract]
2014	$ 15,893
2015	13,031
2016	10,930
2017	9,359
2018	6,249
Thereafter	15,534
Operating Leases, Future Minimum Payments Due, Total	$ 70,996